Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000008940 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class 1
Trading Symbol	JIGDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class 1/JIGDX)	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
Net Assets	$ 126,024,704
Holdings Count | Holding	1,096
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$126,024,704
Total number of portfolio holdings	1,096
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.5%
U.S. Government Agency	21.9%
Corporate bonds	10.1%
U.S. Government	9.7%
Convertible bonds	5.5%
Asset-backed securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.9%
Term loans	1.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Preferred securities	1.0%
Short-term investments	10.6%

Country Composition
United States	58.8%
New Zealand	4.3%
Mexico	3.3%
Norway	3.0%
Australia	2.9%
Brazil	2.7%
Colombia	2.4%
Germany	1.9%
United Kingdom	1.8%
Iceland	1.4%
Other countries	17.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218633 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class A
Trading Symbol	JABWX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class A/JABWX)	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 126,024,704
Holdings Count | Holding	1,096
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$126,024,704
Total number of portfolio holdings	1,096
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.5%
U.S. Government Agency	21.9%
Corporate bonds	10.1%
U.S. Government	9.7%
Convertible bonds	5.5%
Asset-backed securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.9%
Term loans	1.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Preferred securities	1.0%
Short-term investments	10.6%

Country Composition
United States	58.8%
New Zealand	4.3%
Mexico	3.3%
Norway	3.0%
Australia	2.9%
Brazil	2.7%
Colombia	2.4%
Germany	1.9%
United Kingdom	1.8%
Iceland	1.4%
Other countries	17.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218634 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class C
Trading Symbol	JABOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class C/JABOX)	$95	1.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.91%
Net Assets	$ 126,024,704
Holdings Count | Holding	1,096
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$126,024,704
Total number of portfolio holdings	1,096
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.5%
U.S. Government Agency	21.9%
Corporate bonds	10.1%
U.S. Government	9.7%
Convertible bonds	5.5%
Asset-backed securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.9%
Term loans	1.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Preferred securities	1.0%
Short-term investments	10.6%

Country Composition
United States	58.8%
New Zealand	4.3%
Mexico	3.3%
Norway	3.0%
Australia	2.9%
Brazil	2.7%
Colombia	2.4%
Germany	1.9%
United Kingdom	1.8%
Iceland	1.4%
Other countries	17.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218631 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class I
Trading Symbol	JABTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class I/JABTX)	$45	0.91%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.91%
Net Assets	$ 126,024,704
Holdings Count | Holding	1,096
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$126,024,704
Total number of portfolio holdings	1,096
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.5%
U.S. Government Agency	21.9%
Corporate bonds	10.1%
U.S. Government	9.7%
Convertible bonds	5.5%
Asset-backed securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.9%
Term loans	1.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Preferred securities	1.0%
Short-term investments	10.6%

Country Composition
United States	58.8%
New Zealand	4.3%
Mexico	3.3%
Norway	3.0%
Australia	2.9%
Brazil	2.7%
Colombia	2.4%
Germany	1.9%
United Kingdom	1.8%
Iceland	1.4%
Other countries	17.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000218632 [Member]
Shareholder Report [Line Items]
Fund Name	Opportunistic Fixed Income Fund
Class Name	Class R6
Trading Symbol	JABUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Opportunistic Fixed Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunistic Fixed Income Fund (Class R6/JABUX)	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Net Assets	$ 126,024,704
Holdings Count | Holding	1,096
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$126,024,704
Total number of portfolio holdings	1,096
Portfolio turnover rate	72%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total investments of the fund.
Portfolio Composition
Foreign government obligations	32.5%
U.S. Government Agency	21.9%
Corporate bonds	10.1%
U.S. Government	9.7%
Convertible bonds	5.5%
Asset-backed securities	3.6%
Collateralized mortgage obligations – U.S. Government Agency	1.9%
Term loans	1.7%
Collateralized mortgage obligations – Commercial and residential	1.5%
Preferred securities	1.0%
Short-term investments	10.6%

Country Composition
United States	58.8%
New Zealand	4.3%
Mexico	3.3%
Norway	3.0%
Australia	2.9%
Brazil	2.7%
Colombia	2.4%
Germany	1.9%
United Kingdom	1.8%
Iceland	1.4%
Other countries	17.5%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085587 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class A
Trading Symbol	JIPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class A/JIPAX)	$54	1.08%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%
Net Assets	$ 2,815,307,778
Holdings Count | Holding	534
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085588 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class C
Trading Symbol	JIPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class C/JIPCX)	$89	1.78%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.78%
Net Assets	$ 2,815,307,778
Holdings Count | Holding	534
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000085589 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class I
Trading Symbol	JIPIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class I/JIPIX)	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 2,815,307,778
Holdings Count | Holding	534
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000027206 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class NAV
Trading Symbol	JHSEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class NAV/JHSEX)	$33	0.67%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 2,815,307,778
Holdings Count | Holding	534
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000113502 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class R2
Trading Symbol	JIPPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R2/JIPPX)	$58	1.17%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.17%
Net Assets	$ 2,815,307,778
Holdings Count | Holding	534
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106458 [Member]
Shareholder Report [Line Items]
Fund Name	Strategic Income Opportunities Fund
Class Name	Class R6
Trading Symbol	JIPRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Strategic Income Opportunities Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Income Opportunities Fund (Class R6/JIPRX)	$34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 2,815,307,778
Holdings Count | Holding	534
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,815,307,778
Total number of portfolio holdings	534
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	44.2%
Foreign government obligations	20.4%
Term loans	7.9%
U.S. Government Agency	6.8%
U.S. Government	4.4%
Collateralized mortgage obligations – U.S. Government Agency	3.1%
Collateralized mortgage obligations – Commercial and residential	3.0%
Convertible bonds	2.4%
Municipal bonds	2.2%
Asset-backed securities	1.6%
Preferred securities	1.4%
Short-term investments and other	2.6%

Net Currency Exposure
United States Dollar	100.0%
Indonesian Rupiah	2.7%
Australian Dollar	1.7%
Philippine Peso	1.7%
Brazilian Real	1.5%
New Zealand Dollar	1.4%
Indian Rupee	1.2%
Other Currencies	0.9%
Japanese Yen	(1.0)%
Canadian Dollar	(1.1)%
Euro	(3.3)%
Singapore Dollar	(5.7)%
Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000099349 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	JEVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
Net Assets	$ 123,718,049
Holdings Count | Holding	203
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,718,049
Total number of portfolio holdings	203
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

Sector Composition
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

C000099350 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class C
Trading Symbol	JEVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)	$102	2.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.01%
Net Assets	$ 123,718,049
Holdings Count | Holding	203
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,718,049
Total number of portfolio holdings	203
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

Sector Composition
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

C000099351 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	JEVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)	$51	1.01%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Net Assets	$ 123,718,049
Holdings Count | Holding	203
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,718,049
Total number of portfolio holdings	203
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

Sector Composition
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

C000047776 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class NAV
Trading Symbol	JEVNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 123,718,049
Holdings Count | Holding	203
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,718,049
Total number of portfolio holdings	203
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

Sector Composition
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

C000106468 [Member]
Shareholder Report [Line Items]
Fund Name	Disciplined Value Emerging Markets Equity Fund
Class Name	Class R6
Trading Symbol	JEVRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Disciplined Value Emerging Markets Equity Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Net Assets	$ 123,718,049
Holdings Count | Holding	203
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$123,718,049
Total number of portfolio holdings	203
Portfolio turnover rate	91%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

Sector Composition
Financials	19.5%
Industrials	13.5%
Materials	12.7%
Information technology	11.9%
Consumer discretionary	11.6%
Communication services	8.4%
Consumer staples	6.7%
Health care	5.3%
Real estate	1.8%
Energy	0.8%
Utilities	0.6%
Short-term investments and other	7.2%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
NAVER Corp.	3.8%
DBS Group Holdings, Ltd.	3.0%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.7%
Geely Automobile Holdings, Ltd.	2.7%
Erste Group Bank AG	2.5%
Oversea-Chinese Banking Corp., Ltd.	2.3%
Al Rajhi Bank	2.2%
Grupo Financiero Banorte SAB de CV, Series O	1.9%
Samsung Electronics Company, Ltd.	1.9%
JD.com, Inc., ADR	1.8%

C000056650 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class 1
Trading Symbol	JFIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class 1/JFIHX)	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
Net Assets	$ 1,114,695,557
Holdings Count | Holding	468
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056647 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class A
Trading Symbol	JFIAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class A/JFIAX)	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Net Assets	$ 1,114,695,557
Holdings Count | Holding	468
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056649 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class C
Trading Symbol	JFIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class C/JFIGX)	$88	1.75%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%
Net Assets	$ 1,114,695,557
Holdings Count | Holding	468
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056651 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class I
Trading Symbol	JFIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class I/JFIIX)	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 1,114,695,557
Holdings Count | Holding	468
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000056652 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class NAV
Trading Symbol	JFIDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class NAV/JFIDX)	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 1,114,695,557
Holdings Count | Holding	468
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000106469 [Member]
Shareholder Report [Line Items]
Fund Name	Floating Rate Income Fund
Class Name	Class R6
Trading Symbol	JFIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Floating Rate Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Floating Rate Income Fund (Class R6/JFIRX)	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Net Assets	$ 1,114,695,557
Holdings Count | Holding	468
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,114,695,557
Total number of portfolio holdings	468
Portfolio turnover rate	23%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Term loans	82.6%
Corporate bonds	4.8%
Asset-backed securities	4.3%
Exchange-traded funds	2.2%
Common stocks	1.0%
Short-term investments and other	5.1%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082346 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class A
Trading Symbol	JMKAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class A/JMKAX)	$60	1.18%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Net Assets	$ 1,120,545,398
Holdings Count | Holding	232
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,120,545,398
Total number of portfolio holdings	232
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	46.3%
Corporate bonds	45.0%
Private sector	27.2%
Quasi-sovereign	17.8%
U.S. Government and Agency obligations	1.6%
Common stocks	0.1%
Escrow certificates	0.1%
Short-term investments and other	6.9%
Country Composition
United States	9.4%
Indonesia	6.0%
Mexico	5.5%
Turkey	4.7%
India	4.3%
Egypt	4.2%
Saudi Arabia	4.2%
Argentina	4.0%
Luxembourg	3.7%
Peru	3.6%
Other countries	50.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000145673 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class C
Trading Symbol	JMKCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class C/JMKCX)	$95	1.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.88%
Net Assets	$ 1,120,545,398
Holdings Count | Holding	232
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,120,545,398
Total number of portfolio holdings	232
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	46.3%
Corporate bonds	45.0%
Private sector	27.2%
Quasi-sovereign	17.8%
U.S. Government and Agency obligations	1.6%
Common stocks	0.1%
Escrow certificates	0.1%
Short-term investments and other	6.9%
Country Composition
United States	9.4%
Indonesia	6.0%
Mexico	5.5%
Turkey	4.7%
India	4.3%
Egypt	4.2%
Saudi Arabia	4.2%
Argentina	4.0%
Luxembourg	3.7%
Peru	3.6%
Other countries	50.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082347 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class I
Trading Symbol	JMKIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class I/JMKIX)	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 1,120,545,398
Holdings Count | Holding	232
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,120,545,398
Total number of portfolio holdings	232
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	46.3%
Corporate bonds	45.0%
Private sector	27.2%
Quasi-sovereign	17.8%
U.S. Government and Agency obligations	1.6%
Common stocks	0.1%
Escrow certificates	0.1%
Short-term investments and other	6.9%
Country Composition
United States	9.4%
Indonesia	6.0%
Mexico	5.5%
Turkey	4.7%
India	4.3%
Egypt	4.2%
Saudi Arabia	4.2%
Argentina	4.0%
Luxembourg	3.7%
Peru	3.6%
Other countries	50.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000082348 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class NAV)	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Net Assets	$ 1,120,545,398
Holdings Count | Holding	232
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,120,545,398
Total number of portfolio holdings	232
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	46.3%
Corporate bonds	45.0%
Private sector	27.2%
Quasi-sovereign	17.8%
U.S. Government and Agency obligations	1.6%
Common stocks	0.1%
Escrow certificates	0.1%
Short-term investments and other	6.9%
Country Composition
United States	9.4%
Indonesia	6.0%
Mexico	5.5%
Turkey	4.7%
India	4.3%
Egypt	4.2%
Saudi Arabia	4.2%
Argentina	4.0%
Luxembourg	3.7%
Peru	3.6%
Other countries	50.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000153967 [Member]
Shareholder Report [Line Items]
Fund Name	Emerging Markets Debt Fund
Class Name	Class R6
Trading Symbol	JEMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Emerging Markets Debt Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Debt Fund (Class R6/JEMIX)	$39	0.77%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Net Assets	$ 1,120,545,398
Holdings Count | Holding	232
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$1,120,545,398
Total number of portfolio holdings	232
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Foreign government obligations	46.3%
Corporate bonds	45.0%
Private sector	27.2%
Quasi-sovereign	17.8%
U.S. Government and Agency obligations	1.6%
Common stocks	0.1%
Escrow certificates	0.1%
Short-term investments and other	6.9%
Country Composition
United States	9.4%
Indonesia	6.0%
Mexico	5.5%
Turkey	4.7%
India	4.3%
Egypt	4.2%
Saudi Arabia	4.2%
Argentina	4.0%
Luxembourg	3.7%
Peru	3.6%
Other countries	50.4%

Quality Composition
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Credit Quality Explanation [Text Block]
Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 2-28-25 and do not reflect subsequent downgrades or upgrades, if any.

Credit Ratings Selection [Text Block]	Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc.
C000140586 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class A
Trading Symbol	JIAFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class A/JIAFX)	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 112,094,113
Holdings Count | Holding	592
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,094,113
Total number of portfolio holdings	592
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	49.1%
Common stocks	31.8%
Term loans	5.7%
Preferred securities	2.5%
Asset-backed securities	2.0%
U.S. Government Agency	1.1%
Foreign government obligations	0.9%
Convertible bonds	0.3%
Capital preferred securities	0.2%
Short-term investments and other	6.4%

Country Composition
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140587 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class C
Trading Symbol	JIAGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class C/JIAGX)	$82	1.63%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.63%
Net Assets	$ 112,094,113
Holdings Count | Holding	592
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,094,113
Total number of portfolio holdings	592
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	49.1%
Common stocks	31.8%
Term loans	5.7%
Preferred securities	2.5%
Asset-backed securities	2.0%
U.S. Government Agency	1.1%
Foreign government obligations	0.9%
Convertible bonds	0.3%
Capital preferred securities	0.2%
Short-term investments and other	6.4%

Country Composition
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140588 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class I
Trading Symbol	JIAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class I/JIAIX)	$32	0.63%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%
Net Assets	$ 112,094,113
Holdings Count | Holding	592
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,094,113
Total number of portfolio holdings	592
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	49.1%
Common stocks	31.8%
Term loans	5.7%
Preferred securities	2.5%
Asset-backed securities	2.0%
U.S. Government Agency	1.1%
Foreign government obligations	0.9%
Convertible bonds	0.3%
Capital preferred securities	0.2%
Short-term investments and other	6.4%

Country Composition
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000219602 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class NAV)	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 112,094,113
Holdings Count | Holding	592
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,094,113
Total number of portfolio holdings	592
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	49.1%
Common stocks	31.8%
Term loans	5.7%
Preferred securities	2.5%
Asset-backed securities	2.0%
U.S. Government Agency	1.1%
Foreign government obligations	0.9%
Convertible bonds	0.3%
Capital preferred securities	0.2%
Short-term investments and other	6.4%

Country Composition
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000140589 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset High Income Fund
Class Name	Class R6
Trading Symbol	JIASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the John Hancock Multi-Asset High Income Fund (the fund) for the period of September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset High Income Fund (Class R6/JIASX)	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
Net Assets	$ 112,094,113
Holdings Count | Holding	592
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$112,094,113
Total number of portfolio holdings	592
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Corporate bonds	49.1%
Common stocks	31.8%
Term loans	5.7%
Preferred securities	2.5%
Asset-backed securities	2.0%
U.S. Government Agency	1.1%
Foreign government obligations	0.9%
Convertible bonds	0.3%
Capital preferred securities	0.2%
Short-term investments and other	6.4%

Country Composition
United States	65.8%
Canada	5.6%
United Kingdom	3.1%
Japan	2.6%
Hong Kong	1.9%
Switzerland	1.8%
Luxembourg	1.8%
France	1.5%
Netherlands	1.3%
Singapore	1.1%
Other countries	13.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.